SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIESBusiness combinations and goodwill: Business combinations are accounted for using the acquisition method. The cost of the acquisition is measured as the aggregate of the consideration transferred, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the Company measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs are expensed as incurred.
When the Company acquires a business, it assesses the assets and liabilities assumed based upon the estimated fair values at the date of acquisition, except where specific exceptions are provided in IFRS 3. The Company determines the fair value of the assets acquired and the liabilities assumed based on discounted cash flows, market information and information that is available to the Company.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes in the fair value of the contingent consideration that is deemed to be an asset or liability will be recognized in accordance with IFRS 9 - Financial Instruments (“IFRS 9”) in consolidated statements of income. If the contingent consideration is classified as equity, it will not be remeasured. Subsequent settlement is accounted for within equity. In instances where the contingent consideration does not fall within the scope of IFRS 9, it is measured in accordance with the appropriate IFRS policy.

Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquiree at the date of acquisition.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to cash-generating units (“CGUs”) or groups of CGUs based on the level at which management monitors it. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose.

Where goodwill forms part of a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative fair values of the operation disposed of and the portion of the CGU retained.
Foreign currency: Functional currency is the currency of the primary economic environment in which the subsidiary operates and is normally the currency in which the subsidiary generates and uses cash. Each subsidiary in the Company determines its own functional currency, and items included in the consolidated financial statements of each subsidiary are measured using that functional currency. The Company’s functional and presentation currency is the Canadian dollar.
Transactions
Foreign currency transactions are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. All differences are recorded in the consolidated statements of income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Translation
The assets and liabilities of foreign operations are translated into Canadian dollars at period-end exchange rates, and their revenue and expense items are translated at exchange rates prevailing at the dates of the transactions. The resulting exchange differences are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of income.
Revenue: The Company generates revenue from construction contracts, the sale of goods, and by services rendered. Revenue is measured based on the consideration specified in a contract and the Company recognizes revenue when it transfers control of a product or provides a service to a customer. If the contract includes variable consideration, such as volume rebates, the Company only includes the amount in the transaction amount if it is measurable and highly probable to occur. With respect to incremental costs such as sales commissions incurred in obtaining a contract, the Company has elected to apply the practical expedient to expense these costs when incurred as the term of the Company’s contracts are typically one year or less.
Construction contracts
A construction contract generally includes the design, manufacture and installation of new equipment for a customer’s new or existing system. The Company generally considers a construction contract to contain one performance obligation. However, the Company may provide several distinct goods or services as part of a contract, in which case, the Company separates the contract into more than one performance obligation. If a contract is separated into more than one performance obligation, the total transaction price is allocated to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation.

The Company typically satisfies construction contract performance obligations over time; therefore, the Company recognizes revenue over time as the performance obligations are satisfied using the stage of completion method as described below:

•The stage of completion of fixed price contracts is measured based on costs incurred, excluding costs that are not representative of progress to completion, as a percentage of total costs anticipated on each contract.

•The stage of completion of time and material contracts is measured using the right to invoice practical expedient - revenue is recognized at the contractual rates as labour hours are delivered and direct expenses are incurred.

Payment terms on fixed price contracts are normally based on set milestones outlined in the contract. Amounts received in advance of the associated contract work being performed are recorded as contract liabilities. Revenue is recognized without issuing an invoice and this entitlement to consideration is recognized as a reduction of the contract liability or as a contract asset. Payment terms on time and material contracts are normally based on a monthly billing cycle. When the contract outcome cannot be measured reliably, revenue is recognized only to the extent that the expenses incurred are eligible to be recovered. Provisions for estimated losses on incomplete contracts are made in the period that losses are determined.

Sale of goods
Revenue related to the sale of goods is recognized at a point in time when the Company satisfies a performance obligation and control of the asset is transferred to the customer. In determining satisfaction of a performance obligation, the Company considers the terms of the contract, including shipping terms, and transfer of title and risk.

Services rendered
Service contracts are either executed separately or bundled together with construction contracts. Where these contracts are bundled together, they are regarded as separate performance obligations, as each of the promises are capable of being distinct and are separately identifiable. Accordingly, a portion of the transaction price is allocated to each performance obligation relative to standalone selling prices.

A service contract can include modifications to existing customer equipment, maintenance services, training, line relocation, onsite support, field service, remote support and consulting services. The Company generally considers service contracts to contain one performance obligation, which is satisfied over time. Therefore, revenue is recognized over time, using the stage of completion method described below:

•The stage of completion of fixed price contracts to provide specified services at specific times is measured based on costs incurred, excluding costs that are not representative of progress to completion, as a percentage of total costs anticipated on each contract.

•The stage of completion of fixed price contracts to provide an indeterminable number of services over a specified period of time is measured based on contract term elapsed as a percentage of the full contract term.

•The stage of completion of time and material contracts is measured using the right to invoice practical expedient - revenue is recognized at the contractual rates as labour hours are delivered and direct expenses are incurred.

Payment terms on service contracts are similar to construction contracts. Provisions for estimated losses on incomplete contracts are made in the period that losses are determined.

Revenue-related assets and liabilities:

Trade receivables
A trade receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Trade receivables are typically due upon issuance of an invoice. Payment terms on fixed price contracts are normally based on set milestones outlined in the contract. The ATS generally accepted payment terms (with regard to customer contracts) make it improbable that a significant financing component would exist in contracts with customers. If there is a variable consideration component to a contract, it is only included in the transaction price when it is highly probable that the consideration will result in revenue and can be reliably measured.

Contract assets
Contract assets represent the right to consideration in exchange for goods or services that have been transferred to a customer. These assets are transferred to accounts receivable when the right to receive the consideration becomes unconditional.

Contract liabilities
Contract liabilities represent the obligation to transfer goods and services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. Contract liabilities are recognized as revenue when the Company performs under the contract.

Unearned revenue
Unearned revenue relates to deposits or prepayments from customers for service and sale of goods contracts where revenue is earned at a point in time.
(d) Investment tax credits and government grants: Investment tax credits are accounted for as a reduction in the cost of the related asset or expense where there is reasonable assurance that such credits will be realized. Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be met. When the grant relates to an expense item, it is deducted from the cost that it is intended to compensate. When the grant relates to an asset, it is deducted from the cost of the related asset. If a grant becomes repayable, the inception-to-date impact of the assistance previously recognized in income is reversed immediately in the period in which the assistance becomes repayable.
Taxes:
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, by the reporting date, in the countries where the Company operates and generates taxable income. Current income tax related to items recognized directly in equity is also recognized in equity and not in the consolidated statements of income. Management periodically evaluates positions taken in the tax filings with respect to situations in which applicable tax regulations are subject to interpretation, and establishes provisions where appropriate.

Deferred income tax
Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset will be realized or the liability will be settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred income taxes are recognized for all taxable temporary differences, except:

•When the deferred income tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•In respect of taxable temporary differences associated with investments in subsidiaries and interests in joint operations, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences and carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized, except:

•When the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•In respect of deductible temporary differences associated with investments in subsidiaries and interests in joint operations, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that all or part of the deferred income tax asset will be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable the benefit will be recovered.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to offset current income tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Deferred income tax related to items recognized outside profit or loss is also recognized outside profit or loss. Deferred income tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Income tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, would be recognized subsequently if new information about facts and circumstances existing at the acquisition date changed. The adjustment would either be treated as a reduction to goodwill (as long as it does not exceed goodwill) if it occurs during the measurement period or in profit or loss.

Revenues, expenses and assets are recognized net of the amount of sales tax, except where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable. Receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of accounts receivable or accounts payable and accrued liabilities on the consolidated statements of financial position.
(f) Property, plant and equipment: Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing component parts of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of property, plant and equipment are required to be replaced at intervals, ATS derecognizes the replaced part and recognizes the new part with its own associated useful life and depreciation. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the consolidated statements of income as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	25 to 40 years
Production equipment	3 to 10 years
Other equipment	3 to 10 years
Leasehold improvements are amortized over the shorter of the term of the related lease or their remaining useful life on a straight-line basis.

An item of property, plant and equipment or any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or eventual disposition. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of income when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed on an annual basis or more frequently if required and adjusted prospectively, if appropriate.
(g) Leases: At the inception of a contract, the Company determines whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an underlying asset for a period of time in exchange for consideration. The Company recognizes a right-of-use (“ROU”) asset and a lease liability on the date the leased asset is available for use by the Company (at the commencement of the lease).

Right-of-use assets
ROU assets are initially measured at cost, which is comprised of the initial amount of the lease liability, any initial direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset or site on which it is located, less any lease payments made at or before the commencement date. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, a recognized ROU asset is depreciated using the straight-line method over the shorter of its estimated useful life or the lease term. The ROU asset may be adjusted for certain remeasurements of the lease liability and impairment losses.

Lease liabilities
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily available. The Company uses a single discount rate for a portfolio of leases with reasonably similar characteristics. Lease payments include fixed payments less any lease incentives, and any variable lease payments where variability depends on an index or rate. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payment of penalties for termination of a lease. Each lease payment is allocated between the repayment of the principal portion of the lease liability and the interest portion. The finance cost is charged to net finance costs in the consolidated statements of income over the lease period. Payments associated with short-term leases (lease term of 12 months or less) and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statements of income as permitted by IFRS 16 - Leases (“IFRS 16”).

The carrying amount of the lease liability is remeasured if there is a modification resulting in a change in the lease term, a change in the future lease payments, or a change in the Company’s estimate of whether it will exercise a purchase, extension or termination option. If the lease liability is remeasured, a corresponding adjustment is made to the ROU asset.

As a practical expedient, IFRS 16 permits a lessee to not separate non-lease components, but instead account for any lease and associated non-lease components as a single arrangement. The Company has applied this practical expedient.
Determining the lease term of contracts with renewal or termination options
The lease term includes the non-cancellable term of the lease including extension and termination options if the Company is reasonably certain to exercise the option. The Company applies judgment in evaluating whether it is reasonably certain to exercise the options. All relevant factors that create an economic incentive for it to exercise the renewal are considered. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option.
Borrowing costs: Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. All other borrowing costs are expensed in the period in which they occur.
(i) Intangible assets: Acquired intangible assets are primarily software, customer relationships, brands and technologies. Intangible assets acquired separately are initially recorded at fair value and subsequently at cost less accumulated amortization and impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over their useful economic lives, ranging from 1 to 15 years, on a straight-line basis. Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as a change in accounting estimate. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of income in the expense category consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized. The Company assesses the indefinite life at each reporting date to determine if there is an indication that an intangible asset may be impaired. If any indication exists, or when annual impairment testing for the intangible asset is required, the Company estimates the recoverable amount at the CGU level to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. An asset is impaired when the recoverable amount is less than its carrying amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or its value in use. Impairment losses relating to intangible assets are evaluated for potential reversals when events or changes in circumstances warrant such consideration.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statements of income when the asset is derecognized.

Research and development expenditures
Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset only when the following conditions are demonstrated:

•The technical feasibility of completing the intangible asset so that it will be available for use or sale;
•The Company’s intention to complete and its ability to use or sell the intangible asset;
•How the asset will generate future economic benefits;
•The availability of resources to complete the intangible asset; and
•The ability to measure the expenditures reliably during development.

Following initial recognition of the development expenditure as an asset, the cost model is applied, requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. In the event that a product program for which costs have been deferred is modified or cancelled, the Company will assess the recoverability of the deferred costs and, if considered unrecoverable, will expense the costs in the period the assessment is made.
Financial instruments:
Recognition
Financial assets and financial liabilities are recognized on the consolidated statements of financial position when the Company becomes a party to the contractual provisions of the instrument.

Classification
The Company classifies its financial assets and financial liabilities in the following measurement categories: amortized cost, fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”), or derivatives designated as a hedging instrument in an effective hedge. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial assets are measured at amortized cost where the business model is to hold the financial asset to collect its contractual cash flows.

Financial liabilities are classified to be measured at amortized cost, derivatives designated as a hedging instrument in an effective hedge, or they are designated to be measured subsequently at FVTPL. For assets and liabilities measured at fair value, gains and losses are either recorded in profit or loss or other comprehensive income.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

The Company classifies and measures financial assets (excluding derivatives) on initial recognition as described below:

•Cash and cash equivalents and restricted cash are classified as and measured at amortized cost.
•Accounts receivable and contract assets are classified as and measured at amortized cost using the effective interest rate method, less any impairment allowance. Accounts receivable are held within a hold-to-collect business model. The Company does not factor or sell any of its trade receivables.

Accounts payable and accrued liabilities, contract liabilities, bank indebtedness, and long-term debt are classified as other financial liabilities and are measured at amortized cost using the effective interest rate method.
Measurement
All financial instruments are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial instruments classified as amortized cost are included with the carrying value of such instruments. Transaction costs directly attributable to the acquisition of financial instruments classified as FVTPL are recognized immediately in profit or loss.

Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amounts outstanding, are generally measured at amortized cost at the end of the subsequent accounting periods. All other financial assets including equity investments are measured at fair value at the end of subsequent accounting periods, with changes recognized in profit or loss or other comprehensive income (irrevocable election at the time of recognition). Designation at FVTOCI is not permitted if the equity investment is held for trading. The cumulative fair value gain or loss will not be reclassified to profit or loss on the disposal of the investments.

Derecognition
A financial asset is derecognized when the rights to receive cash flows from the asset have expired or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement, and either the Company has transferred substantially all the risks and rewards of the asset, or ATS has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statements of income.

Impairment
The Company recognizes expected credit losses for trade receivables and contract assets based on the simplified approach under IFRS 9. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of recognizing the trade receivable and contract asset.

Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward-looking macroeconomic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.

Customer credit risk is managed according to established policies, procedures and controls. Customer credit quality is assessed in line with credit rating criteria. Outstanding customer balances are monitored for evidence of customer financial difficulties including payment default and technical disputes on the contract. Significant balances are reviewed individually while smaller balances are grouped and assessed collectively. The Company considers the aging of past due receivables along with known project technical disputes a primary consideration in assessing credit risk.
The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement. A financial asset, subject to other considerations, is generally considered in default when contractual payments are 90 days past due, which was determined based on historical collection rates. A financial asset may also be considered to be in default if observable internal or external data indicates a measurable decrease in expected cash flows that the Company is expected to receive, including the existence of a technical dispute.

Financial assets are written off when there is no reasonable expectation of recovery. Trade receivables and contract assets are reviewed on a case-by-case basis to determine whether they are impaired. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults. Trade receivables and contract assets are reviewed qualitatively on a case-by-case basis to determine whether they need to be written off. An allowance is set up to reduce the financial asset balance to its estimated realizable value when the amount is not considered to be collectible in full. Once it is confirmed that the reserved amount is uncollectible, the amount may be written off and removed from the financial asset and reserve. Where trade receivables and contract assets have been written off, the Company continues to engage to recover the financial asset. Where recoveries are made, these are recognized in the consolidated statements of income.

There has been no change to the estimation techniques or significant assumptions used in the impairment of financial instruments policy.

Fair value of financial instruments
The Company primarily applies the market approach for recurring fair value measurements. Three levels of inputs may be used to measure fair value:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 - inputs other than quoted prices included in Level 1 that are observable or can be corroborated by observable market data
Level 3 - unobservable inputs that are supported by no market activity
(k) Derivative financial instruments and hedge accounting:

The Company may use derivative financial instruments such as forward foreign exchange contracts and cross-currency interest rate swaps to hedge its foreign currency risk. The Company designates certain derivative financial instruments as either fair value hedges, cash flow hedges or hedges of net investments in foreign operations.

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged and the type of hedge relationship designated. At the inception of the hedging relationship, the Company documents the economic relationship between the hedging instrument and the hedged item including whether the hedging instrument is expected to offset changes in cash flows of hedged items. At the inception of each hedging relationship, the Company documents its risk management objective, its strategy for undertaking various hedge transactions and how the Company will assess the hedging instrument’s effectiveness in offsetting changes in fair value or cash flows of the hedged item attributable to the hedged risk. The hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine whether they have actually been highly effective throughout the financial reporting periods for which they were designated.

Hedges that meet the criteria for hedge accounting are accounted for as follows:

Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow reserve, while any ineffective portion is recognized immediately in the consolidated statements of income.

Amounts recognized in other comprehensive income and accumulated in equity are transferred to the consolidated statements of income when the hedged item is recognized in profit or loss. These earnings are included within the same line of the consolidated statements of income as the hedged item.

If the forecasted transaction or firm commitment is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the consolidated statements of income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, any cumulative gain or loss previously recognized in other comprehensive income remains in other comprehensive income until the forecasted transaction or firm commitment affects profit or loss.

The Company uses forward foreign exchange contracts as hedges of its exposure to foreign currency risk on anticipated revenues or costs, and cross-currency interest rate swap contracts as hedges of its exposure to foreign currency-denominated Senior Notes. The Company may use interest rate swap contracts to reduce its exposure to floating interest rates.

Hedges of net investments
Hedges of net investments in a foreign operation, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for in a way similar to cash flow hedges. Gains or losses on the hedging instrument related to the effective portion of the hedge are recognized in other comprehensive income while any gains or losses related to the ineffective portion are recognized in the consolidated statements of income. On disposal of the foreign operation, the cumulative value of any such gains or losses recorded in equity is transferred to the consolidated statements of income. The Company uses cross-currency interest rate swap contracts as a hedge of its exposure to foreign exchange risk on its investments in foreign subsidiaries.
(l) Inventories: Inventories are stated at the lower of cost and net realizable value on a first-in, first-out basis. The cost of raw materials includes purchase cost and costs incurred in bringing each product to its present location and condition. The cost of work in progress and finished goods includes cost of raw materials, labour and related manufacturing overhead, excluding borrowing costs, based on normal operating capacity. Cost of inventories includes the transfer from equity of gains and losses on qualifying cash flow hedges in respect of the purchase of raw materials. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Impairment losses, including impairment on inventories, are recognized in the consolidated statements of income in those expense categories consistent with the function of the impaired asset.
(m) Impairment of non-financial assets: The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value in use. It is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.
Provisions: Provisions are recognized when: the Company has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the consolidated statements of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Warranty provisions
Provisions for warranty-related costs are recognized when the product is sold or the service is provided. Initial recognition is based on historical experience and specific known risks. The initial estimate of warranty-related costs is reviewed at the end of each reporting period and adjusted to reflect the current best estimate.

Restructuring provisions
Restructuring provisions are only recognized when general recognition criteria for provisions are fulfilled. Additionally, the Company needs to have in place a detailed formal plan about the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs and the appropriate timeline. The people affected have a valid expectation that the restructuring is being carried out or the implementation has been initiated already.
Employee benefits: The Company operates pension plans in accordance with the applicable laws and regulations in the respective countries in which the Company conducts business. The pension benefits are provided through defined benefit and defined contribution plans. The cost of providing benefits under the defined benefit plans is determined separately for each plan using the projected unit credit method, pro-rated on length of service and management’s best estimate assumptions to value its pensions using a measurement date of March 31. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur in other comprehensive income. Net interest is calculated by applying the discount rate to the net defined benefit liability or asset and is recognized in selling, general and administrative expenses in the consolidated statements of income. The past service costs are recognized immediately in profit or loss as an expense.
The defined benefit asset or liability comprises the present value of the defined benefit obligation using the current interest rate at the reporting date on high-quality fixed-income investments with maturities that match the expected maturities of the obligation, less the fair value of plan assets out of which the obligations are to be settled. Plan assets are assets that are held by a long-term employee benefit fund or qualifying insurance policies. Fair value is based on market price information, and in the case of quoted securities, it is the published bid price. The value of any defined benefit asset recognized is restricted to the sum of any past service costs and actuarial gains and losses not yet recognized and the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan.

The accounting method for other long-term employee benefit plans is similar to the method used for defined benefit plans, except that all actuarial gains and losses are recognized immediately in the consolidated statements of income.
Stock-based payments: The Company operates both equity-settled and cash-settled stock-based compensation plans under which the entity receives services from employees as consideration for equity instruments of the Company or cash payments.
For equity-settled plans, namely the Employee Share Purchase Plan, the Stock Option Plan and Restricted Share Units, the fair value determined at the grant date is expensed on a proportionate basis consistent with the vesting features of each grant and incorporates an estimate of the number of equity instruments that will ultimately vest. The total amount to be expensed is determined by reference to the fair value of the stock options or restricted share units granted, excluding the impact of any non-market service and performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period).

At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest based on the non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of income with a corresponding adjustment to equity. The proceeds received are credited to share capital and share premiums when the units are exercised.

For cash-settled plans, namely the Deferred Stock Unit Plan and the Restricted Share Units, the expense is determined based on the fair value of the liability incurred at each award date and at each subsequent consolidated statement of financial position date until the award is settled. The fair value of the liability is measured by applying quoted market prices. Changes in fair value are recognized in the consolidated statements of income in stock-based compensation expense.
Standards adopted in fiscal 2024:
The following amendments to accounting standards were adopted by the Company during fiscal 2024:

(i) Amendments to IAS 12 - Income taxes

Effective May 23, 2023, the IASB issued International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12 - Income Taxes (“IAS 12”)). The amendments provide a mandatory immediate temporary exception to accounting for deferred taxes arising from the Organization for Economic Co-operation and Development's (OECD) international tax reform and introduce additional disclosure requirements for annual financial statements. The Company has applied the mandatory temporary exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. The adoption did not have an impact on the Company's annual audited consolidated financial statements.
(ii) Amendments to IAS 1 - Presentation of Financial Statements

In February 2021, the IASB issued amendments to IAS 1, Disclosure of Accounting Policies, aiming to assist preparers in determining which accounting policies to disclose in their financial statements. Instead of disclosing significant accounting policies, entities are now required to disclose material accounting policy information. These amendments have been adopted in the Company's consolidated financial statements for the year ended on March 31, 2024.
Standards issued but not yet effective:
A number of new standards and amendments to standards have been issued but are not yet effective for the financial year ended March 31, 2024, and accordingly, have not been applied in preparing these consolidated financial statements. This listing is of standards and amendments issues that the Company reasonably expects to be applicable at a future date.

(i) Amendments to IAS 1 - Presentation of Financial Statements (effective for reporting periods beginning on or after January 1, 2024)

The IASB clarified the classification of liabilities as current or non-current based on the existence of a right to defer settlement at the reporting date. The classification of a liability remains unaffected by the intentions or expectations of the entity to exercise its right to defer settlement, or will to choose to settle early.

The IASB reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Future covenants do not affect classification, however, if there is a future covenant on a non-current liability, entities are required to disclose information regarding the risk that those liabilities could become repayable within 12 months after the reporting date.

The Company does not expect the amendments to IAS 1 to have a significant impact on its consolidated financial statements, and will incorporate the new disclosure requirements of IAS 1 in its consolidated financial statements upon adoption on April 1, 2024.

(ii) Issuance of IFRS 18 - Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18 which will replace IAS 1 for reporting periods beginning on or after January 1, 2027. The new standard aims to improve comparability and transparency of communication in financial statements. The requirements include required totals, subtotals and new categories in the consolidated statements of income; disclosure of management-defined performance measures and guidance on aggregation and disaggregation. Retrospective application is required in both annual and interim financial statements. The Company is in the process of reviewing the new standard to determine the impact on its consolidated financial statements.
4. CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of the Company’s annual audited consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities at the end of the reporting period. However, uncertainty about these estimates, judgments and assumptions could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The Company based its estimates, judgments and assumptions on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the estimates when they occur.
The following are the critical judgments, estimates and assumptions that have been made in applying the Company’s accounting policies and that have the most significant effect on the amounts in the consolidated financial statements:
(a) Revenue recognition and contracts in progress: Revenues from construction contracts are recognized on a percentage of completion basis as outlined in note 3(c) “Revenue.” In applying the accounting policy on construction contracts, judgment is required in determining the estimated costs to complete a contract. These factors are reviewed at each reporting period and by their nature may give rise to income volatility.
(b) Income taxes: Income tax assets and liabilities are measured at the amount that is expected to be realized or incurred upon ultimate settlement with taxation authorities. Such assessments are based upon the applicable income tax legislation, regulations and interpretations, all of which may be subject to change and interpretation. Investment tax credit assets, disclosed in note 18, are recognized as a reduction of the related expenses in the year in which the expenses are incurred, provided there is reasonable assurance that the credits will be realized. Management has made estimates and assumptions in determining the expenditures eligible for the investment tax credits claim and the amount could be materially different from the recorded amount upon review by the government. Deferred income tax assets, disclosed in note 18, are recognized to the extent that it is probable that taxable income will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred income tax assets that can be recognized based upon the likely timing and level of future taxable income together with future tax planning strategies.

If the assessment of the Company’s ability to utilize the deferred income tax asset changes, the Company would be required to recognize more or fewer deferred income tax assets, which would increase or decrease income tax expense in the period in which this is determined. The Company establishes provisions based on reasonable estimates for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous taxation audits and differing interpretations of tax regulations by the taxable entity and the respective tax authority. These provisions for uncertain tax positions are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all the relevant factors. The Company reviews the adequacy of these provisions at each quarter; however, it is possible that at some future date an additional liability could result from audits by the taxation authorities. Where the final tax outcome of these matters is different from the amount initially recorded, such differences will affect the tax provisions in the period in which such determination is made.
(c) Employee benefits: The cost of defined benefit pension plans, the cost of other long-term employee benefit plans and the present value of the pension obligations are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.
In determining the appropriate discount rate, management considers the interest rates of corporate bonds in the respective currency, with extrapolated maturities corresponding to the expected duration of the defined benefit obligation. The mortality rate is based on publicly available mortality tables for the specific country. Future salary increases and pension increases are based on expected future inflation rates for the respective country.

Further details about the assumptions used are provided in note 15.
(d) Fair value measurement: Acquisitions that meet the definition of a business combination require the Company to recognize the assets acquired and liabilities assumed at their fair value on the date of the acquisition. The calculation of fair value of the assets and liabilities may require the use of estimates and assumptions, based on discounted cash flows, market information and using independent valuations and management’s best estimates.